Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Authorized, Issued and Outstanding Share Capital

As of December 31, 2025 and 2024, the authorized, issued and outstanding share capital was as follows:

	As of December 31, 2025			As of December 31, 2024
(in thousands)	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
Ordinary Shares	1,329,120	323,079	317,907	1,329,120	320,122	314,951
Special Shares	156,000	127,771	127,771	156,000	127,771	127,771

Summary of Dividend Declared and Paid Per Share	Dividends declared and paid per share for the years ended December 31, 2024 and 2023, are presented in the table below. All dividends were declared and paid prior to the IPO and reflect the classes of shares outstanding at the time of the respective dividends.

	Year Ended December 31,
	2024	2023
(in USD)
Ordinary Shares	$0.08	$0.22
Special Shares	$0.08	$0.22
Preference Shares	$0.35	$0.22
Series C Preference Shares	$0.16	$0.46